SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Research and development expenses	75,755	145,226	201,033
General and administrative expenses	14,020	44,099	69,560
Selling and marketing expenses	9,138	15,204	20,238
Total share-based compensation expenses	98,913	204,529	290,831

Schedule of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at January 1, 2021	19,042,336	0.5628
Exercised	(5,875,592)	0.4365
Granted	1,080,000	0.0444
Forfeited	(905,278)	0.6539
Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(2,968,984)	0.6110
Forfeited	(386,336)	0.6381
Outstanding at December 31, 2022	9,986,146	0.5556
Exercised	(2,560,304)	0.5574
Granted	128,000	0.6500
Forfeited	(294,480)	0.6368
Outstanding at December 31, 2023	7,259,362	0.5533

Schedule of share options outstanding

	As of December 31, 2023
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	7,259,362	0.5533	1.63	45,556
Exercisable	4,515,026	0.5643	0.87	28,284
Expected to vest	2,744,336	0.5351	2.89	17,272

Schedule of fair value of options granted using the binomial option pricing model

	2021	2022	2023

Risk-free interest rate	0.09%-0.89%	NA	4.13%
Expected term (in years)	5.00	NA	4.00
Expected dividend yield	0%	NA	0%
Expected volatility	40%	NA	40%
Expected forfeiture rate (post-vesting)	15%	NA	15%

Schedule of activities of the restricted share units granted to employees under the plan

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at January 1, 2021	6,067,400	4.6827
Vested	(929,672)	4.6827
Granted	12,105,712	5.7371
Forfeited	(281,576)	5.4426
Outstanding at December 31, 2021	16,961,864	5.6793
Vested	(3,138,104)	5.7371
Granted	14,357,520	5.0877
Forfeited	(1,489,032)	5.5209
Outstanding at December 31, 2022	26,692,248	5.3631
Vested	(5,683,896)	5.0877
Granted	8,769,800	6.1047
Forfeited	(2,500,424)	5.2052
Outstanding at December 31, 2023	27,277,728	5.6734